EMPLOYEE BENEFITS EXPENSES	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
EMPLOYEE BENEFITS EXPENSES

19 EMPLOYEE BENEFITS EXPENSES

	2022	2023	2024
	S$	S$	S$

Wages and salaries	604,068	849,198	1,024,113
Director’s fee	-	89,830	108,900
Defined contribution plans	80,212	117,283	141,294
Other short-term benefits	26,415	40,365	82,544
Total	710,695	1,096,676	1,356,851
Less: Accounted under
“Research expenses” (Note 18)	(500,038)	(642,533)	(737,524)
Total	210,657	454,143	619,327

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2022, 2023 and 2024